OTHER PROVISIONS (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2016 item
OTHER PROVISIONS
Other provisions, current	$ 1,000
Other provision
OTHER PROVISIONS
Balance at the beginning of the period	1,990
Changes in estimates	570
Settlements	(580)
Unwinding of discount	33
Balance at end of period	$ 2,013
Third-party refracture | Schlumberger
OTHER PROVISIONS
Number of wells | item		5
Term of the agreement		5 years